Other current liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Other Current Liabilities Explanatory [Abstract]
Disclosure of detailed information about Other current liabilities [Text Block]
(€ million)	December 31, 2017	December 31, 2016
Fair value of derivatives financial instruments	1,011	2,108
Other liabilities	504	491
	1,515	2,599